Annual Fund Operating Expenses - NVIT AQR Large Cap Defensive Style Fund	Apr. 30, 2021
Class I Shares
Operating Expenses:
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.80%
Class II Shares
Operating Expenses:
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.05%
Class IV Shares
Operating Expenses:
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.80%
Class Y Shares
Operating Expenses:
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.65%